Loans and borrowings - Settlement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loans and borrowings
Total repayment before interest and costs	$ 145,339	$ 45,441
Accrued interest up to the date of repayment	3,652
Additional prepayment interest per the terms of early settlement	10,597
Other costs related to settlement	1,068
Total repayment	160,656
Mezzanine debt facility
Loans and borrowings
Repayments	112,984
Mezzanine debt facility | Embedded derivative - mezzanine debt facility
Loans and borrowings
Repayments	$ 32,355